PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Property Plant and Equipment Net [Abstract]
Land owned or held under long-term leases	$ 459	$ 394
Buildings	3,480	2,591
Machinery and equipment	5,947	5,071
Computer equipment and other assets	1,740	1,492
Payments on account	616	525
Subtotal	12,242	10,073
Less-accumulated depreciation	3,863	3,529
Property, Plant and Equipment, Net, Total	$ 8,379	$ 6,544